Summary of Groups Net Revenue by Service Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenues	$ 444,195	[1]	$ 381,144	[1]	$ 283,417	[1]
IT Services
Revenue from External Customer [Line Items]
Net revenues	282,796		240,753		195,142
Consulting and Solution services
Revenue from External Customer [Line Items]
Net revenues	138,132		127,227		76,039
Business process outsourcing services
Revenue from External Customer [Line Items]
Net revenues	$ 23,267		$ 13,164		$ 12,236

[1]	Net revenues are presented by headquarters location of the Group's clients.